INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Canada	$ (292)	$ 691	$ 1,144
Foreign	2,458	4,416	4,043
Income before Income Taxes	$ 2,166	$ 5,107	$ 5,187